Share-Based Compensation (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Stock options
Outstanding	7,328,575	6,542,994	6,910,812
Granted		817,881	86,000
Forfeited or cancelled	(2,142,357)	(32,300)	(453,818)
Outstanding	5,186,218	7,328,575	6,542,994
Vested and expected to vest	5,186,218
Exercisable	4,757,278
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 3.81	$ 4.23	$ 4.48
Granted		0.5	0.84
Forfeited or cancelled	(5.99)	(5.98)	(7.43)
Outstanding at the end of the period (in dollars per share)	2.9	$ 3.81	$ 4.23
Vested and expected to vest at the end of the period	2.9
Exercisable at the end of the period	$ 4.23
Weighted Average remaining contractual term
Outstanding	3 years 4 months 20 days	4 years 1 month 13 days	4 years 5 months 26 days
Vested and expected to vest as of December 31, 2017	3 years 4 months 20 days
Exercisable	2 years 11 months 12 days
Aggregate intrinsic Value
Outstanding		$ 0